Net finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Net Finance Costs [Abstract]
Summary of Net Finance Costs/(Income)
(a) Net finance costs/(income)

	2022 £m	2021 £m	2020 £m
Interest expense	1,602	1,436	1,605
Interest expense on lease liabilities	25	24	26
Facility fees	21	33	23
Interest and fair value related to early repurchase of bonds (note 8(b))	—	—	142
Interest related to adjusting tax payables (note 8(b))	36	31	11
Fair value changes on derivative financial instruments and hedged items	(473)	252	(217)
Fair value change on other financial items (note 8(b))	(2)	24	—
Exchange differences	524	(279)	205
Finance costs	1,733	1,521	1,795
Interest under the effective interest method	(92)	(35)	(50)
Finance income	(92)	(35)	(50)
Net finance costs	1,641	1,486	1,745